                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE
              MUNICIPAL BONDS    157.9%
              ALABAMA    2.1%
    $ 3,660   Alabama St Brd Ed Rev & Impt Southn Univ St Cmnty Rfdg (MBIA Insd) (a)       5.250%       07/01/20   $   3,958,034
        750   Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                         5.875        11/15/24         795,382
      7,700   Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                         5.000        11/15/30       7,554,547
      2,250   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                    5.250        01/01/23       2,381,220
      1,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                    5.000        01/01/24       1,032,950
                                                                                                                   --------------
                                                                                                                      15,722,133
                                                                                                                   --------------

              ALASKA    1.2%
      2,000   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                             5.000        12/01/30       2,066,940
      1,250   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                             5.250        12/01/34       1,322,775
      3,650   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)                                   5.250        10/01/27       3,853,451
      1,575   Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease (FSA Insd)        5.750        03/01/16       1,702,780
                                                                                                                   --------------
                                                                                                                       8,945,946
                                                                                                                   --------------

              ARIZONA    4.0%
      1,000   Arizona Hlth Fac Auth Hosp Sys Rev John C Lincoln Hlth Network
              (Prerefunded @ 12/01/12)                                                     6.375        12/01/37       1,166,480
      4,225   Arizona Tourism & Sports Auth Multipurpose Stad Fac Ser A (MBIA Insd)        5.375        07/01/23       4,580,407
      6,075   Glendale, AZ Indl Dev Auth John C Lincoln Hlth Ser B Rfdg                    5.000        12/01/37       6,021,965
      3,050   Glendale, AZ Indl Dev Auth Rfdg                                              5.000        12/01/35       3,024,075
      2,800   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT) (FGIC Insd)               5.375        07/01/29       2,830,184
     11,750   University of Arizona Med Ctr Corp                                           5.000        07/01/35      11,762,572
                                                                                                                   --------------
                                                                                                                      29,385,683
                                                                                                                   --------------

              ARKANSAS    0.2%
      1,395   Washington Cnty, AR Hosp Rev Regl Med Ctr Ser B Rfdg                         5.000        02/01/30       1,396,507
                                                                                                                   --------------

              CALIFORNIA    25.5%
      1,300   Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj Ser C (FSA Insd)            6.000        09/01/16       1,511,406
     11,235   Anaheim, CA Pub Fin Auth Rev Elec Sys Dist Fac Ser A (FSA Insd)              5.000        10/01/31      11,558,006
      1,500   California Cnty, CA Tob Securitization Agy Merced Cnty Ser A Rfdg            5.125        06/01/38       1,462,890
      1,660   California Cnty, CA Tob Securitization Agy Tob Sonoma Cnty Corp Rfdg         5.000        06/01/26       1,621,571
      1,000   California Cnty, CA Tob Securitization Agy Tob Sonoma Cnty Corp Rfdg         5.250        06/01/45         982,770
      8,100   California Ed Fac Auth Rev Pepperdine Univ Ser A Rfdg (FGIC Insd)            5.000        09/01/33       8,363,169
     10,380   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                   5.000        11/15/34      10,514,836

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE
      1,500   California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt
              Inc Proj Ser B (AMT)                                                         5.000        07/01/27       1,497,975
      2,500   California St (AMBAC Insd)                                                   5.000        04/01/21       2,633,350
      7,500   California St (AMBAC Insd)                                                   5.125        10/01/27       7,746,300
      5,000   California St                                                                5.000        02/01/33       5,137,650
     13,000   California St (AMBAC Insd)                                                   5.000        03/01/34      13,470,210
      1,000   California St Dept Wtr Res Ctr Vly Proj Rev Wtr Sys Ser X (FGIC Insd)        5.000        12/01/29       1,036,510
      2,000   California St Dept Wtr Res Pwr Ser A (Prerefunded @ 05/01/12)                6.000        05/01/15       2,290,240
      6,500   California St Dept Wtr Res Pwr Ser A (Prerefunded @ 05/01/12)
              (AMBAC Insd)                                                                 5.375        05/01/18       7,217,275
      1,000   California St Pub Wks Brd UCLA Replacement Hosp Ser A (FSA Insd)             5.375        10/01/20       1,089,780
      5,000   California St Univ Rev & Co Systemwide Ser A (AMBAC Insd)                    5.000        11/01/33       5,154,100
      9,015   California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth Ser A      5.250        07/01/30       9,253,807
      1,350   California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth Ser A      5.000        07/01/39       1,356,291
      3,000   California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth Ser A        5.000        03/01/30       3,038,130
      3,750   California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth Ser A        5.000        03/01/35       3,796,537
      3,360   California Statewide Cmnty Dev Auth Rev Hlth Fac Sutter Hlth Ser A           5.000        11/15/43       3,377,842
      2,000   El Dorado, CA Irr Dist Ctf Ser A (FGIC Insd)                                 5.000        03/01/21       2,097,700
      2,000   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A (MBIA Insd)       5.000        09/01/33       2,067,020
      3,000   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser B (MBIA Insd)       5.000        03/01/33       3,096,000
      2,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (MBIA Insd)       *          01/15/17       1,173,080
     10,750   Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien Ser A
              (Escrowed to Maturity)                                                         *          01/01/23       4,988,860
      3,000   Fremont, CA Uni Sch Dist Ser A (FGIC Insd)                                   5.000        08/01/25       3,152,640
      5,800   Golden St, CA Tob Securitization Corp Settlement Rev Ser A                   5.000        06/01/45       5,875,168
      3,000   Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas Util Fin Ser  A-1
              (AMBAC Insd)                                                                 5.000        08/01/35       3,088,020
      4,000   Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC Insd)                             5.125        07/01/40       4,123,240
      2,000   Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B (FSA Insd)                       5.000        07/01/28       2,075,800
      1,500   Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth Ser B 1 (FGIC Insd)          5.000        10/01/33       1,553,490
      4,020   Oakland, CA Uni Sch Dist (FGIC Insd) (a)                                     5.250        08/01/18       4,366,202
      3,500   Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Ser A (MBIA Insd)    5.500        11/01/35       3,850,245
      3,000   Port Oakland, CA Ser M (FGIC Insd)                                           5.250        11/01/18       3,266,910
      6,000   Sacramento, CA Muni Util Dist Ser R (MBIA Insd)                              5.000        08/15/33       6,211,200
      2,000   Salinas, CA Uni High Sch Dist Ser A (MBIA Insd)                              5.000        06/01/27       2,083,940
      3,000   San Francisco, CA City & Cnty Pub Util Com Wtr Rev Ser A (MBIA Insd)         5.000        11/01/32       3,089,460
      3,000   San Francisco, CA City & Cnty Second Ser Issue 29 B Rfdg (FGIC Insd)         5.125        05/01/20       3,182,280
      6,200   San Jose, CA Fin Auth Lease Rev Civic Ctr Proj Ser B (AMBAC Insd)            5.000        06/01/32       6,357,108
      1,500   San Marcos, CA Pub Fac Auth Tax Alloc Rev Proj Areas No 2 & 3
              Fin Proj Ser C (AMBAC Insd)                                                  5.000        08/01/38       1,549,740
      1,000   Santa Clara Cnty, CA Brd Ed Ctf Partn Rfdg (MBIA Insd)                       5.000        04/01/25       1,038,660

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE

      3,000   Temecula, CA Redev Agy Tax Temecula Redev Proj No 1 (MBIA Insd)              5.250        08/01/36       3,126,930
      4,700   Tobacco Securitization Auth Northn CA Tob Settlement Rev Bd Ser A1           5.375        06/01/38       4,730,503
      2,300   Tobacco Securitization Auth Northn CA Tob Settlement Rev Bd Ser A1           5.500        06/01/45       2,310,649
      1,600   Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc                       5.375        10/15/34       1,625,888
      2,550   Val Verde, CA Uni Sch Dist & Sch Constr Proj Ser B Rfdg (FGIC Insd)          5.000        01/01/35       2,632,288
                                                                                                                   --------------
                                                                                                                     186,823,666
                                                                                                                   --------------

              COLORADO    4.1%
      4,000   Adams & Arapahoe Cntys, CO Sch Dist 28 Ser A (FSA Insd)                      5.250        12/01/20       4,356,200
      2,000   Aurora, CO Ctf Partn (AMBAC Insd)                                            5.500        12/01/30       2,132,540
      3,405   Colorado Ed & Cultural Fac Auth Rev Impt Charter Sch Rfdg (XLCA Insd)        5.250        12/01/23       3,626,155
      4,650   Colorado Ed & Cultural Fac Auth Rev Student Hsg Univ CO Fndtn
              Proj (AMBAC Insd)                                                            5.000        07/01/32       4,787,314
      2,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A
              (Escrowed to Maturity)                                                       5.500        03/01/32       2,173,440
      3,000   Colorado Hlth Fac Auth Rev Covenant Retirement Cmntys Inc                    5.000        12/01/35       2,951,790
      1,125   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth
              (Prerefunded @ 11/15/11)                                                     6.500        11/15/31       1,299,037
         36   Colorado Hsg Fin Auth Single Family Pgm Sr Ser B1 (AMT)                      7.650        11/01/26          36,572
      3,000   Colorado Springs, CO Util Rev Sys Sub Lien Impt Ser A Rfdg                   5.000        11/15/29       3,082,410
      2,650   Colorado Springs, CO Util Rev Sys Sub Lien Impt Ser B                        5.000        11/15/30       2,735,197
      1,000   El Paso Cnty, CO Ctf Partn Detention Fac Proj Ser B (AMBAC Insd)             5.375        12/01/18       1,088,620
      1,805   Lakewood, CO Ctf Partn (AMBAC Insd) (a)                                      5.300        12/01/16       1,936,603
                                                                                                                   --------------
                                                                                                                      30,205,878
                                                                                                                   --------------

              CONNECTICUT    1.1%
      2,750   Bridgeport, CT Ser A Rfdg (FGIC Insd)                                        5.375        08/15/14       3,004,980
      3,580   Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A (AMT)
              (ACA Insd)                                                                   6.600        07/01/24       3,901,770
      1,000   Hartford, CT Pkg Sys Rev Ser A (Prerefunded @ 07/01/10)                      6.500        07/01/25       1,116,760
                                                                                                                   --------------
                                                                                                                       8,023,510
                                                                                                                   --------------

              DISTRICT OF COLUMBIA    1.0%
      2,775   District of Columbia Hosp Rev Medlantic Hlthcare Ser A Rfdg
              (Escrowed to Maturity) (MBIA Insd)                                           5.250        08/15/12       2,860,137
      2,000   District of Columbia Rev Friendship Pub Charter Sch Inc (ACA Insd)           5.750        06/01/18       2,178,520
          5   District of Columbia Ser E (FSA Insd) (a)                                    6.000        06/01/13           5,011
      2,000   Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)             5.250        10/01/32       2,070,060
                                                                                                                   --------------
                                                                                                                       7,113,728
                                                                                                                   --------------

              FLORIDA    8.7%
      3,500   Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj          5.000        04/01/34       3,509,450
      2,500   Brevard Cnty, FL Sch Brd Ctf Partn Ser B Rfdg (FGIC Insd)                    5.000        07/01/21       2,644,525
      3,000   Broward Cnty, FL Sch Brd Ctf Partn Ser A (FSA Insd)                          5.000        07/01/29       3,126,870
      4,570   Dade Cnty, FL Spl Oblig Cap Apprec Ser B Rfdg (Prerefunded @
              10/01/08) (AMBAC Insd)                                                         *          10/01/26       1,384,893

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE

        570   Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare Fac Ln
              (AMBAC Insd)                                                                 5.950        07/01/20         604,325
      1,000   Florida St Brd Ed Lottery Rev Ser A (FGIC Insd)                              6.000        07/01/14       1,106,350
      2,500   Florida St Brd of Ed Cap Outlay Pub Ed Ser C (Prerefunded @ 06/01/10)
              (FGIC Insd)                                                                  5.750        06/01/29       2,752,300
      1,700   Florida St Brd of Ed Pub Ed Ser A                                            5.000        06/01/32       1,760,231
      7,295   Florida St Dept Trans Tpk Rev Ser A                                          5.000        07/01/29       7,637,792
      1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser C Rfdg          5.000        11/15/31       1,014,230
      1,250   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser D               5.000        11/15/35       1,269,737
      1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser D               5.375        11/15/35       1,039,230
      1,745   Hillsborough Cnty, FL Port Dist Rev Tampa Port Auth Proj Ser A
              (AMT) (MBIA Insd)                                                            5.375        06/01/27       1,841,778
      1,000   Marion Cnty, FL Sch Brd Ctf Partn (FSA Insd)                                 5.250        06/01/18       1,083,010
      1,500   Miami Beach, FL Stormwtr Rev (FGIC Insd)                                     5.250        09/01/25       1,596,300
      2,000   Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)               5.375        10/01/27       2,095,480
      1,720   Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)               5.375        10/01/32       1,793,375
      2,000   Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)                          5.125        10/01/35       2,048,840
      2,905   Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth Sys Ser A (MBIA Insd)           5.000        06/01/31       3,001,097
      2,435   Orange Cnty, FL Sch Brd Ctf Partn Ser A (AMBAC Insd)                         5.250        08/01/14       2,645,774
      4,000   Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded @ 10/01/09) (AMBAC Insd)    5.625        10/01/14       4,304,880
      2,000   Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded @ 10/01/09) (AMBAC Insd)    5.500        10/01/31       2,143,900
      1,655   Reedy Creek Impt Dist FL Ser A Rfdg (AMBAC Insd)                             5.500        06/01/11       1,808,121
      1,210   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd) (a)                        5.500        07/01/14       1,327,152
      1,000   Tallahassee, FL Lease Rev FL St Univ Proj Ser A (MBIA Insd) (a)              5.500        08/01/17       1,084,980
      1,115   Tallahassee, FL Lease Rev FL St Univ Proj Ser A (MBIA Insd) (a)              5.500        08/01/19       1,209,753
      1,250   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                              5.750        07/01/19       1,311,887
      2,880   Tampa, FL Occupational License Ser A Rfdg (FGIC Insd)                        5.375        10/01/15       3,150,086
      2,000   University Cent FL Ctf Partn UCF Convocation Corp Ser A (FGIC Insd)          5.000        10/01/35       2,072,020
      1,000   Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)             5.125        11/01/36       1,051,000
                                                                                                                   --------------
                                                                                                                      63,419,366
                                                                                                                   --------------

              GEORGIA    4.5%
      2,285   Albany Dougherty, GA Inner City Auth Rev Albany St Univ Student
              Hsg A (XLCA Insd)                                                            5.000        07/01/31       2,378,068
      2,000   Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien Ser C (FSA Insd)      5.000        01/01/33       2,061,560
      3,715   Atlanta, GA Wtr & Wastewtr Rev (FSA Insd)                                    5.000        11/01/22       3,920,774
      3,483   Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $3,562,390) (e)           7.250        06/15/10       3,600,471
      1,500   George L Smith II GA World Congress Cent Auth Rev Domed Stadium Proj
              Rfdg (AMT) (MBIA Insd)                                                       5.500        07/01/20       1,596,840
      2,635   Georgia Muni Elec Auth Pwr Rev Ser A (MBIA Insd)                             6.500        01/01/20       3,286,135
      3,000   Georgia Muni Elec Auth Pwr Rev Ser B Rfdg (FGIC Insd)                        6.250        01/01/17       3,590,760
      5,575   Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA Insd)                             6.500        01/01/17       6,614,068

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE

        240   Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed to Maturity) (MBIA Insd)      6.500        01/01/17         285,953
         85   Georgia Muni Elec Auth Pwr Rev Ser Y (Prerefunded @ 01/01/14) (MBIA Insd)    6.500        01/01/17         100,848
      2,000   Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)             5.250        11/01/22       2,149,300
        800   Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc                          6.700        07/01/16         794,504
      2,500   Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc                          6.500        07/01/27       2,354,250
                                                                                                                   --------------
                                                                                                                      32,733,531
                                                                                                                   --------------

              ILLINOIS    10.1%
      2,000   Bedford Park, IL Ser A Rfdg (FSA Insd)                                       5.250        12/15/20       2,177,920
      2,000   Chicago, IL Brd of Ed (Prerefunded @ 12/01/07) (FGIC Insd)                   5.500        12/01/31       2,173,100
      4,000   Chicago, IL Brd of Ed Chicago Sch Reform Ser A (AMBAC Insd)                  5.250        12/01/27       4,178,640
      1,500   Chicago, IL Lakefront Millennium Pk Fac (MBIA Insd)                          5.125        01/01/28       1,546,890
      1,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C-2 Rfdg
              (AMT) (FSA Insd)                                                             5.250        01/01/30       1,548,450
      3,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C-2 Rfdg (AMT)
              (XLCA Insd)                                                                  5.250        01/01/34       3,092,910
      3,500   Chicago, IL O'Hare Intl Arpt Rev Rols RR II (Inverse Fltg)
              (Acquired 12/16/05, Cost $3,943,106) (MBIA Insd) (e)                         7.366        01/01/24       4,036,550
      1,000   Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac Ser B
              (AMBAC Insd)                                                                 5.500        01/01/16       1,083,630
      2,000   Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac Ser B
              (AMBAC Insd)                                                                 5.500        01/01/17       2,161,080
      3,500   Chicago, IL Proj Ser A Rfdg (MBIA Insd) (c)                                  5.000        01/01/31       3,590,790
        375   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                                      5.750        01/01/14         411,082
        375   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                                      5.750        01/01/15         411,082
        625   Chicago, IL Proj Ser C Rfdg (Prerefunded @ 07/01/10) (FGIC Insd)             5.750        01/01/14         687,562
        625   Chicago, IL Proj Ser C Rfdg (Prerefunded @ 07/01/10) (FGIC Insd)             5.750        01/01/15         687,562
      4,895   Chicago, IL Pub Bldg Comm Bldg Rev Cap Apprec Ser A (Escrowed to
               Maturity) (MBIA Insd)                                                         *          01/01/07       4,751,185
      1,000   Chicago, IL Ser B Rfdg (AMBAC Insd)                                          5.125        01/01/15       1,078,590
      1,000   Cook Cnty, IL Ser A (FGIC Insd)                                              5.500        11/15/31       1,072,920
      3,230   Cook Cnty, IL Ser A Rfdg (MBIA Insd)                                         5.625        11/15/16       3,382,779
      3,500   Du Page Cnty, IL Fst Presv Dist                                                *          11/01/10       2,939,650
      2,310   Illinois Dev Fin Auth Rev Adventist Hlth Ser A (MBIA Insd)                   5.500        11/15/13       2,542,224
      2,500   Illinois Dev Fin Auth Rev Adventist Hlth Ser A (MBIA Insd)                   5.500        11/15/15       2,759,125
      1,475   Illinois Dev Fin Auth Rev Loc Govt Pgm Geneva Cmnty 304 Ser B
              (FSA Insd) (a)                                                               5.750        01/01/15       1,633,902
      1,145   Illinois Dev Fin Auth Rev Loc Govt Pgm Geneva Cmnty 304 Ser B
              (FSA Insd) (a)                                                               5.750        01/01/17       1,260,679
      3,285   Illinois Dev Fin Auth Rev Presbyterian Home Lake Proj Ser B (FSA Insd)       6.300        09/01/22       3,401,223
      2,000   Illinois Ed Fac Auth Rev Lewis Univ                                          6.100        10/01/16       2,034,120
      2,000   Illinois Ed Fac Auth Rev Lewis Univ                                          6.125        10/01/26       2,030,520
      1,330   Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj A (AMT)           5.050        08/01/29       1,317,365
      1,325   Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr Ser A              5.125        06/01/35       1,333,838
      1,250   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser C (FSA Insd) (a)             6.750        04/15/17       1,494,437
        700   Illinois Hlth Fac Auth Rev Highland Park Hosp Proj Ser A
              (Prerefunded @ 10/01/07) (MBIA Insd)                                         5.750        10/01/17         740,516

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE

      2,275   Illinois Hlth Fac Auth Rev South Suburban Hosp (Escrowed to Maturity)        7.000        02/15/18       2,741,807
      1,000   Illinois St (FGIC Insd)                                                      5.250        12/01/20       1,021,350
      3,500   Illinois St First Ser (FGIC Insd)                                            5.375        11/01/14       3,798,480
      1,900   Kendall, Kane & Will Cntys, IL Cmnty Unit Sch Dist No 308 Ser B
              (FGIC Insd)                                                                  5.250        10/01/21       2,047,459
        250   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
               Expn Proj (FGIC Insd)                                                       5.375        12/15/18         266,650
      1,250   Sangamon Cnty, IL Ctf Partn                                                 10.000        12/01/06       1,315,437
      1,000   Schaumburg, IL Ser B (FGIC Insd)                                             5.000        12/01/41       1,027,610
                                                                                                                   --------------
                                                                                                                      73,779,114
                                                                                                                   --------------

              INDIANA    3.2%
      2,560   East Washington, IN Multi Sch Bldg Corp First Mtg (FGIC Insd)                5.375        07/15/28       2,742,528
      1,660   Indiana Hlth & Ed Fac Fin Auth Hosp Rev Clarian Hlth Oblig Ser A             5.000        02/15/36       1,658,689
      3,500   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj Ser A (AMBAC Insd)             5.000        05/01/35       3,612,245
      4,000   Indiana Hlth Fac Fin Auth Rev Deaconess Hosp Ser A (AMBAC Insd)              5.375        03/01/34       4,237,600
      4,000   Indiana Transn Fin Auth Toll Rd Lease Rev Rfdg (AMBAC Insd)                  5.375        07/01/09       4,113,720
      1,280   North Adams, IN Cmnty Sch Renovation Bldg Corp Cap Apprec First Mtg
              (FSA Insd) (a)                                                                 *          01/15/19         722,816
      1,500   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)                             5.950        12/01/29       1,549,995
      1,605   Richland Beanblossom, IN Sch First Mtg (Prerefunded @ 07/15/11)
              (FGIC Insd) (a)                                                              5.500        07/15/12       1,759,963
      2,530   Vigo Cnty, IN Sch Bldg Corp First Mtg Impt & Rfdg (FSA Insd)                 5.250        07/10/24       2,679,877
                                                                                                                   --------------
                                                                                                                      23,077,433
                                                                                                                   --------------

              IOWA    2.2%
      1,685   Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd) (a)                             5.750        06/01/15       1,830,466
      1,785   Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd) (a)                             5.750        06/01/16       1,940,598
      2,750   Tobacco Settlement Auth IA Tob Settlement Rev Ser C                          5.375        06/01/38       2,692,002
      6,700   Tobacco Settlement Auth IA Tob Settlement Rev Ser C                          5.500        06/01/42       6,631,861
      2,750   Tobacco Settlement Auth IA Tob Settlement Rev Ser C                          5.625        06/01/46       2,744,967
                                                                                                                   --------------
                                                                                                                      15,839,894
                                                                                                                   --------------

              KANSAS    0.6%
      3,810   Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC Insd) (a)                    5.250        10/01/22       4,077,538
                                                                                                                   --------------

              KENTUCKY    1.0%
      1,000   Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt Ser A
              Rfdg (AMT) (MBIA Insd)                                                       6.200        03/01/08       1,051,350
      3,690   Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt Ser
              A Rfdg (AMT) (MBIA Insd) (a)                                                 6.250        03/01/09       3,944,315
      2,450   Louisville & Jefferson Cnty, KY Swr Ser A (MBIA Insd) (a)                    5.500        05/15/16       2,699,459
                                                                                                                   --------------
                                                                                                                       7,695,124
                                                                                                                   --------------

              LOUISIANA    1.9%
      1,000   Ernest N Morial New Orleans, LA Exhib Hall Auth Spl Tax Sub Ser A
              (AMBAC Insd)                                                                 5.000        07/15/33       1,018,350
      4,395   Ernest N Morial New Orleans, LA Exhib Hall Auth Spl Tax Sub Ser A
              (AMBAC Insd)                                                                 5.250        07/15/22       4,643,054
      3,000   Lafayette, LA Util Rev (MBIA Insd)                                           5.250        11/01/21       3,211,440

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE

      2,480   Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg Ser A (AMT) (GNMA
              Collateralized)                                                              5.375        10/20/39       2,548,225
      2,580   Louisiana Loc Govt Environmental Rev Southeastn LA Student Hsg A
              (MBIA Insd)                                                                  5.250        08/01/21       2,765,296
                                                                                                                   --------------
                                                                                                                      14,186,365
                                                                                                                   --------------

              MARYLAND    1.9%
      2,180   Baltimore, MD Cap Apprec Ser A (FGIC Insd)                                     *          10/15/09       1,783,327
        470   Baltimore, MD Conv Ctr Hotel Rev Sr Ser A (XLCA Insd) (d)                    5.250        09/01/24         510,754
      2,530   Baltimore, MD Conv Ctr Hotel Rev Sr Ser A (XLCA Insd) (d)                    5.250        09/01/25       2,747,125
      2,500   Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art             5.000        06/01/40       2,509,450
      1,425   Maryland St Hlth & Higher Ed Fac Auth Rev Un Hosp Cecil Cnty Issue           5.000        07/01/35       1,457,504
      2,250   Maryland St Trans Auth Arpt Baltimore/Wash Intl Arpt Ser B (AMT)
              (AMBAC Insd)                                                                 5.125        03/01/24       2,347,785
      2,350   Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                        5.500        04/01/16       2,539,504
                                                                                                                   --------------
                                                                                                                      13,895,449
                                                                                                                   --------------

              MASSACHUSETTS    1.8%
        500   Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth           6.000        07/01/31         532,610
      1,000   Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys Ser C             5.750        07/01/32       1,087,660
      7,835   Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue Ser D              5.000        07/01/33       7,771,066
      1,000   Massachusetts St Indl Fin Agy Rev Wentworth Institute Tech
              (Prerefunded @ 10/01/08)                                                     5.650        10/01/18       1,069,680
      2,805   Massachusetts St Port Auth Rev Ser A (MBIA Insd)                             5.000        07/01/22       2,956,694
                                                                                                                   --------------
                                                                                                                      13,417,710
                                                                                                                   --------------

              MICHIGAN    5.4%
      3,015   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1                         *          07/01/17       1,723,314
      3,050   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                     *          07/01/18       1,650,934
      3,050   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                     *          07/01/19       1,568,218
      3,050   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                     *          07/01/22       1,318,576
      3,050   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                     *          07/01/23       1,246,535
      3,050   Detroit, MI Downtown Dev Auth Tax Increment Rev Ser C1 (a)                     *          07/01/24       1,176,903
      2,965   Detroit, MI Wtr Supply Sys Ser C (MBIA Insd) (a)                             5.250        07/01/20       3,221,532
      3,500   Grand Rapids, MI Downtown Dev Cap Apprec (MBIA Insd)                           *          06/01/15       2,387,210
      2,765   Grand Rapids, MI Downtown Dev Cap Apprec (MBIA Insd)                           *          06/01/16       1,794,623
      2,000   Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC Insd)                             5.750        01/01/13       2,189,760
      1,180   Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty Hlth Ctr                5.750        05/15/18       1,249,077
      2,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                              6.000        07/01/35       2,138,580
      4,000   Michigan St Bldg Auth Rev Fac Pgm Ser III Rfdg (FSA Insd)                    5.000        10/15/26       4,153,080
      2,850   Michigan St Hosp Fin Auth Rev Ascension Hlth Cr Ser A
              (Prerefunded @ 11/15/09) (MBIA Insd)                                         5.750        11/15/18       3,098,919
      2,500   Michigan St Strategic Fd Detroit Edison Co Proj Ser A (AMT) (XLCA Insd)      5.500        06/01/30       2,652,325

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE

      2,500   Michigan St Strategic Fd Detroit Edison Co Proj Ser C (AMT) (XLCA Insd)      5.450        12/15/32       2,621,750
      2,500   Michigan St Strategic Fd Detroit Edison Conv Rfdg (AMBAC Insd)               4.850        09/01/30       2,604,300
      1,000   Michigan St Strategic Fd Detroit Edison Pollutn Ctl Ser B Rfdg (AMT)         5.650        09/01/29       1,042,100
      1,355   Zeeland, MI Pub Sch Bldg & Site (MBIA Insd) (a)                              5.250        05/01/21       1,477,614
                                                                                                                   --------------
                                                                                                                      39,315,350
                                                                                                                   --------------

              MINNESOTA    1.8%
      1,175   Maple Grove, MN Hlthcare Fac North Mem Hlthcare                              5.000        09/01/35       1,201,167
      5,000   Minneapolis & Saint Paul, MN Metro Arpt Comm Arpt Rev Ser A
              (FGIC Insd)                                                                  5.125        01/01/31       5,129,650
         50   Minnesota Agric & Econ Dev Brd Rev Hlthcare Sys A (MBIA Insd)                5.750        11/15/26          52,723
      2,750   Minnesota Agric & Econ Dev Brd Rev Hlthcare Sys A (Prerefunded @
              11/15/07) (MBIA Insd)                                                        5.750        11/15/26       2,918,328
      1,250   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj                       6.000        11/15/35       1,339,225
      1,100   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj                       6.000        11/15/30       1,178,518
      1,550   Stillwater, MN Hlthcare Rev Hlth Sys Oblig Group                             5.000        06/01/35       1,567,763
                                                                                                                   --------------
                                                                                                                      13,387,374
                                                                                                                   --------------

              MISSISSIPPI    0.2%
      1,500   Mississippi Hosp Equip & Fac Auth Rev MS Baptist Med Ctr Rfdg
              (MBIA Insd)                                                                  6.000        05/01/13       1,525,470
                                                                                                                   --------------

              MISSOURI    1.0%
      1,500   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast
              MO Hosp Assoc                                                                5.625        06/01/27       1,550,655
      1,250   Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svcs
              Heisinger Proj                                                               5.500        02/01/35       1,299,563
      1,625   Jefferson Cnty, MO Reorg Sch Dist No R-6 (FGIC Insd)                         5.625        03/01/20       1,750,028
      1,500   Kansas City, MO Met Cmnty Leasehold Jr College Impt & Rfdg (FGIC Insd)       5.500        07/01/17       1,629,465
      1,250   Saint Charles, MO Ctf Partn Ser B                                            5.500        05/01/18       1,322,150
                                                                                                                   --------------
                                                                                                                       7,551,861
                                                                                                                   --------------

              NEVADA    3.0%
      8,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                         5.000        07/01/36       8,229,360
      5,165   Clark Cnty, NV Bd Bk (MBIA Insd)                                             5.000        06/01/32       5,310,550
      3,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT)
              (AMBAC Insd)                                                                 5.250        07/01/34       3,116,670
      3,500   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser D (AMT)
              (FGIC Insd)                                                                  5.250        03/01/38       3,607,485
      1,500   Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC Insd)                         5.125        06/01/32       1,551,915
                                                                                                                   --------------
                                                                                                                      21,815,980
                                                                                                                   --------------

              NEW HAMPSHIRE    0.3%
      1,000   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                          7.000        07/01/30       1,063,850
      1,000   New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc
              (AMT) (AMBAC Insd)                                                           6.300        05/01/22       1,051,270
                                                                                                                   --------------
                                                                                                                       2,115,120
                                                                                                                   --------------

              NEW JERSEY    7.1%
      1,000   Bergen Cnty, NJ Impt Auth Sch Dist Rev Wyckoff Twp Brd Ed Proj               5.000        04/01/32       1,044,800

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE
      1,200   New Jersey Econ Dev Auth Cig Tax                                             5.750        06/15/29       1,267,176
      1,500   New Jersey Econ Dev Auth Cig Tax                                             5.750        06/15/34       1,577,670
      3,000   New Jersey Econ Dev Auth Rev Motor Vehicle Sur Rev Ser A (MBIA Insd)         5.000        07/01/23       3,165,300
     25,000   New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)               5.900        03/15/21      29,829,500
      3,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)              5.250        09/01/19       3,241,200
      1,835   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)              5.250        09/01/21       1,976,112
        710   New Jersey St Tpk Auth Tpk Rev Ser A (MBIA Insd)                             6.000        01/01/11         787,994
        290   New Jersey St Tpk Auth Tpk Rev Ser A (Escrowed to Maturity)
              (MBIA Insd)                                                                  6.000        01/01/11         322,132
      6,000   New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC Insd)                          5.000        01/01/35       6,219,540
      2,095   New Jersey St Trans Tr Fd Auth Trans Sys Ser A                               5.750        06/15/17       2,395,507
                                                                                                                   --------------
                                                                                                                      51,826,931
                                                                                                                   --------------

              NEW MEXICO    0.2%
      1,250   Jicarilla, NM Apache Nation Rev Ser A (Acquired 10/23/03, Cost
              $1,274,428) (e)                                                              5.500        09/01/23       1,332,175
                                                                                                                   --------------

              NEW YORK    17.7%
      2,980   Erie Cnty, NY Tob Asset Securitization Corp Ser A                            5.000        06/01/38       2,907,467
      3,000   Metropolitan Trans Auth NY Commuter Fac Rev Ser A (Prerefunded @
              01/01/08) (MBIA Insd)                                                        5.625        07/01/27       3,170,970
      3,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)                       5.500        11/15/18       3,311,160
      6,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (FSA Insd)                         5.000        11/15/30       6,203,580
      2,500   Metropolitan Trans Auth NY Rev Ser A Rfdg (FGIC Insd)                        5.250        11/15/31       2,668,250
      5,700   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A (FSA Insd)           5.375        06/15/17       6,201,885
      2,500   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser D                      5.000        06/15/39       2,581,275
        445   New York City Ser C                                                          7.000        08/15/08         446,286
      2,000   New York City Ser H                                                          5.750        03/15/13       2,188,660
      1,700   New York City Ser I                                                          6.000        04/15/12       1,765,178
     16,930   New York City Trans Auth Trans Fac Livingston Plaza Proj Rfdg
              (Escrowed to Maturity) (FSA Insd)                                            5.400        01/01/18      18,903,022
      6,000   New York City Trans Future Tax Second Ser A Rfdg (b)                        5.500/14.000  11/01/26       6,545,640
      5,305   New York City Trans Future Tax Second Ser C (AMBAC Insd)                     5.250        08/01/20       5,739,586
      2,000   New York City Trans Future Tax Second Ser C (AMBAC Insd)                     5.250        08/01/22       2,159,420
      4,545   New York City Trans Future Tax Second Ser D (MBIA Insd)                      5.250        02/01/21       4,890,920
      2,375   New York Cnty Tob Tr IV Settlement Pass Thru Ser A                           5.000        06/01/42       2,303,275
      2,500   New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm Ser A
              (FSA Insd)                                                                   5.500        05/15/25       2,612,900
     11,640   New York St Dorm Auth Rev City Univ Sys Ser C                                7.500        07/01/10      12,670,722
      3,000   New York St Dorm Auth Rev Hosp (MBIA Insd)                                   5.000        08/01/33       3,116,790
      2,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA Insd)                 5.500        10/01/17       2,204,280
      3,000   New York St Dorm Auth Rev St Univ Ed Fac (Prerefunded @ 05/15/10)
              (FGIC Insd)                                                                  5.750        05/15/24       3,305,580

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE

      2,000   New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd)                6.000        05/15/16       2,211,520
      1,500   New York St Environmental Fac Revolving Fd Ser C                             5.000        07/15/21       1,593,255
      2,840   New York St Loc Govt Assistance Corp Ser E Rfdg                              6.000        04/01/14       3,271,737
      5,875   New York St Med Care Fac Fin Agy Rev Saint Peter's Hosp Proj Ser A
              (AMBAC Insd)                                                                 5.375        11/01/20       5,939,743
      1,500   New York St Urban Dev Corp Rev Proj Cent for Indl Innovation Rfdg            5.500        01/01/13       1,648,515
      2,680   Port Auth NY & NJ Cons 119th Ser (AMT) (FGIC Insd)                           5.500        09/15/17       2,737,057
      3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
              (AMT) (MBIA Insd)                                                            5.750        12/01/22       3,162,090
      3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
              (AMT) (MBIA Insd)                                                            5.750        12/01/25       3,106,050
      7,750   Triborough Brdg & Tunl Auth NY Rev Rfdg (MBIA Insd)                          5.000        11/15/32       8,003,735
      1,700   Westchester, NY Tob Asset Securitization Corp                                5.125        06/01/38       1,678,716
                                                                                                                   --------------
                                                                                                                     129,249,264
                                                                                                                   --------------

              NORTH CAROLINA    5.2%
      1,000   Charlotte Mecklenberg Hosp Auth NC Hlthcare Sys Rev CA Hlthcare
              Sys Ser A                                                                    5.000        01/15/45       1,006,430
      2,000   Charlotte, NC Ctf Partn Convention Fac Proj Ser A Rfdg                       5.500        08/01/19       2,184,480
      4,000   North Carolina Eastern Muni Pwr Agy Pwr Sys Rev Ser D                        6.750        01/01/26       4,397,880
     25,000   North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)           6.000        01/01/12      28,008,250
      2,300   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                                5.250        01/01/19       2,481,516
                                                                                                                   --------------
                                                                                                                      38,078,556
                                                                                                                   --------------

              NORTH DAKOTA    0.1%
        860   North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin Ser B
              (AMT) (MBIA Insd)                                                            5.500        07/01/29         862,761
                                                                                                                   --------------

              OHIO    1.6%
      1,000   Cleveland, OH Muni Sch Dist (FSA Insd)                                       5.250        12/01/23       1,078,600
      3,000   Columbus, OH City Sch Dist Sch Fac Constr & Impt (FSA Insd)                  5.250        12/01/22       3,279,150
      2,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                               7.500        01/01/30       2,226,620
      1,000   Delaware Cnty, OH Cap Fac (Prerefunded @ 12/01/10)                           6.000        12/01/25       1,118,440
      1,000   Hamilton, OH One Renaissance Ctr Ser A (AMBAC Insd)                          5.500        11/01/16       1,101,430
      1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                   5.375        10/01/30       1,046,920
      2,000   Lorain, OH City Sch Dist Classroom Fac Impt (MBIA Insd)                      5.250        12/01/20       2,187,820
                                                                                                                   --------------
                                                                                                                      12,038,980
                                                                                                                   --------------

              OKLAHOMA    1.3%
      1,505   Alva, OK Hosp Auth Hosp Rev Sales Tax (Radian Insd)                          5.250        06/01/25       1,599,002
        600   Central, OK Trans & Pkg Auth Rev Pkg Sys (AMBAC Insd)                        5.000        07/01/18         634,410
      1,500   Jenks, OK Aquarium Auth Rev First Mtg (Prerefunded @ 07/01/10)
              (MBIA Insd)                                                                  6.100        07/01/30       1,673,160
      1,575   Oklahoma City, OK Arpt Tr Jr Lien 27th Ser B (AMT) (FSA Insd)                5.750        07/01/16       1,675,359
      1,000   Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev (FGIC Insd)                    5.250        10/01/29       1,075,660
      2,250   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (Prerefunded @ 11/01/09)
              (AMBAC Insd)                                                                 6.250        11/01/22       2,511,383
                                                                                                                   --------------

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE
                                                                                                                       9,168,974
                                                                                                                   --------------

              OREGON    2.1%
      5,350   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                             5.250        07/01/22       5,753,765
      5,060   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                  5.250        11/01/17       5,436,818
        830   Oregon St Vets Welfare Ser 76A                                               6.050        10/01/28         833,179
      1,135   Portland, OR Swr Sys Rev Second Lien Ser A Rfdg (FSA Insd)                   5.250        06/01/19       1,232,224
      1,985   Portland, OR Urban Renewal & Redev Downtown Wtrfront Ser A
              (AMBAC Insd)                                                                 5.750        06/15/16       2,176,334
                                                                                                                   --------------
                                                                                                                      15,432,320
                                                                                                                   --------------

              PENNSYLVANIA    4.8%
        230   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                              5.500        12/01/30         248,195
        575   Allegheny Cnty, PA Ser C-53 Rfdg (FGIC Insd)                                 5.500        11/01/14         624,853
      3,170   Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg (FHA Gtd)                   7.000        08/01/22       3,186,199
      1,000   Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)                               5.375        09/15/15       1,093,420
      1,275   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                           5.000        12/01/33       1,360,833
         60   Penn Hills, PA (Prerefunded @ 12/01/07) (FGIC Insd)                          5.900        12/01/17          62,759
      1,000   Pennsylvania St Higher Ed Fac Auth College & Univ Rev Bryn Mawr
              College (MBIA Insd)                                                          5.625        12/01/27       1,045,320
      1,000   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                   6.250        01/15/18       1,102,980
      2,600   Philadelphia, PA Auth Indl Dev Lease Rev Ser B (FSA Insd)                    5.500        10/01/16       2,854,332
      1,000   Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj Ser A
              (AMT) (FGIC Insd)                                                            5.125        07/01/19       1,043,800
      2,400   Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance Fourth Ser (FSA Insd)        5.250        08/01/22       2,555,136
      1,290   Philadelphia, PA Gas Wks Rev 18th Ser (AGL Insd)                             5.250        08/01/19       1,389,330
      4,570   Pittsburgh, PA Ser A (AMBAC Insd)                                            5.500        09/01/16       5,010,365
      1,500   Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)                    5.750        09/01/23       1,610,850
      2,000   Ridley Park, PA Hosp Auth Rev Taylor Hosp Ser A (Escrowed to Maturity)       6.000        12/01/13       2,186,260
      9,100   State Pub Sch Bldg Auth PA Sch Rev Lease Philadelphia Sch Dist Proj
              (FSA Insd)                                                                   5.000        06/01/33       9,389,562
                                                                                                                   --------------
                                                                                                                      34,764,194
                                                                                                                   --------------

              SOUTH CAROLINA    5.7%
      2,275   Beaufort Cnty, SC Tax Increment New Riv Redev Proj Area (MBIA Insd) (a)      5.500        06/01/19       2,503,547
      2,375   Berkeley Cnty, SC Sch Dist Ctf Partn Berkeley Sch Fac Grp Inc
              (Escrowed to Maturity) (MBIA Insd)                                           5.250        02/01/16       2,443,258
      6,750   Charlston Ed Excellence Fin Corp SC Rev Rols RR II R Ser 471
              (Inverse Fltg) (Acquired 12/06/05, Cost $7,386,660) (e)                      7.366        12/01/26       7,546,568
      1,000   Chesterfield Cnty, SC Sch Dist (FSA Insd)                                    5.375        03/01/18       1,082,260
      2,080   Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev                          5.250        12/01/30       2,134,662
      2,300   Medical Univ SC Hosp Auth Fac Rev Mtg Ser A Rfdg (MBIA Insd)                 5.250        08/15/25       2,447,982
      1,840   Myrtle Beach, SC Hospitality Fee Rev Ser A (FGIC Insd) (a)                   5.375        06/01/21       2,012,923
      1,935   Myrtle Beach, SC Hospitality Fee Rev Ser A (FGIC Insd) (a)                   5.375        06/01/22       2,112,556
      1,000   Newberry Invtg in Newberry Cnty Sch Dist Proj                                5.000        12/01/30       1,006,960

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE

      4,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
              Ser A (AMBAC Insd)                                                           5.200        11/01/27       4,794,210
      3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
              Ser B (AMT) (AMBAC Insd)                                                     5.450        11/01/32       3,945,750
      9,290   South Carolina Trans Infrastructure Bk Rev Ser A (AMBAC Insd)                5.000        10/01/33       9,609,112
                                                                                                                   --------------
                                                                                                                      41,639,788
                                                                                                                   --------------

              SOUTH DAKOTA    0.6%
      2,250   Deadwood, SD Ctf Partn (ACA Insd)                                            6.375        11/01/20       2,463,075
      1,000   South Dakota St Hlth & Ed Fac Auth Rev Childrens Care Hosp Rfdg              6.125        11/01/29       1,062,630
        985   South Dakota St Hlth & Ed Fac Auth Vocational Ed Pgm Ser A (AMBAC Insd)      5.400        08/01/13       1,030,674
                                                                                                                   --------------
                                                                                                                       4,556,379
                                                                                                                   --------------

              TENNESSEE    1.6%
      4,345   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase 1 LLC Proj
              Ser A Rfdg (d)                                                               5.125        10/01/35       4,311,935
      2,250   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn States
              Hlth Ser A (d)                                                               5.500        07/01/36       2,342,228
      3,500   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn States
              Rfdg (MBIA Insd)                                                             7.500        07/01/25       4,311,335
        410   Montgomery Cnty, TN Pub Impt Rfdg (FGIC Insd) (a)                            5.500        05/01/16         450,221
                                                                                                                   --------------
                                                                                                                      11,415,719
                                                                                                                   --------------

              TEXAS    13.7%
      2,685   Beaumont, TX Wtrwks & Swr Sys (Prerefunded @ 09/01/10) (FGIC Insd) (a)       6.250        09/01/15       2,994,849
      5,425   Boerne, TX Indpt Sch Dist Bldg (PSF Gtd)                                     5.000        02/01/35       5,565,074
        300   Brazos Cnty, TX Hlth Fac Dev Oblig Grp                                       5.375        01/01/32         308,847
      4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt & Rfdg Ser A (AMT)
              (FGIC Insd)                                                                  5.500        11/01/31       4,184,920
      4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FGIC Insd)               5.750        11/01/30       4,241,960
      1,000   Harris Cnty, TX Hlth Fac Dev Memorial Hermann Hlthcare Ser A
              (Prerefunded @ 06/01/11)                                                     6.375        06/01/29       1,138,020
      2,000   Harris Cnty, TX Perm Impt & Rfdg                                             5.000        10/01/11       2,052,480
      4,820   Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09) (AMBAC Insd)                  *          08/15/18       2,289,886
      1,000   Harris Cnty, TX Toll Rd (Prerefunded @ 08/15/09) (AMBAC Insd)                  *          08/15/21         386,470
      4,000   Harris Cnty, TX Toll Rd Sub Lien Rfdg                                        5.000        08/01/33       4,092,560
      7,250   Harris Cnty-Houston, TX Sports Auth Spl Rev Jr Lien Ser B Rfdg
              (MBIA Insd)                                                                  5.250        11/15/40       7,529,923
      1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                     5.625        07/01/30       1,059,140
      5,105   Houston, TX Hotel Occupancy Tax & Spl Rev Convention & Entmt Ser B
              (AMBAC Insd)                                                                 5.750        09/01/15       5,617,032
        225   Houston, TX Pub Impt & Rfdg (FSA Insd)                                       5.750        03/01/15         245,214
      6,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)                    5.250        05/15/21       6,473,820
      6,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FGIC Insd)                   5.250        05/15/23       6,451,980
      2,750   Lower CO Riv Auth Transmission Proj Corp (FGIC Insd)                         5.000        05/15/33       2,801,590
      5,000   Mabank, TX Indpt Sch Dist (PSF Gtd)                                          5.125        08/15/35       5,163,800
      1,500   Mesquite, TX Hlth Fac Dev Retirement Fac Christian Ser A
              (Prerefunded @ 02/15/10)                                                     7.500        02/15/18       1,725,840
      1,500   Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care                      5.625        02/15/35       1,539,300
      1,100   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj               7.200        01/01/21       1,140,755

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE

      1,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj               7.250        01/01/31       1,550,265
      1,500   North Central, TX Hlth Fac Dev Hosp Baylor Hlthcare Sys Proj Ser A           5.125        05/15/29       1,528,035
      5,750   North Central, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas
              (AMBAC Insd)                                                                 5.250        08/15/32       6,004,725
      2,165   San Antonio, TX Elec & Gas Rev Sys Rfdg                                      5.375        02/01/16       2,350,043
      2,805   Tarrant Regl Wtr Dist TX Wtr Rev Impt Rfdg (FSA Insd)                        5.250        03/01/19       3,027,408
      3,272   Texas Muni Pwr Agy Rev (AMBAC Insd)                                            *          09/01/07       3,101,431
        253   Texas Muni Pwr Agy Rev (Escrowed to Maturity) (AMBAC Insd)                     *          09/01/07         239,998
      1,610   Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg
              (FSA Insd)                                                                   5.500        09/01/13       1,612,801
      2,750   Texas St Vets Housing Assistance Pgm Vet Ser B (AMT) (FHA/VA Gtd)            6.100        06/01/31       2,902,433
      1,000   Texas Tech Univ Rev Fin Sys Seventh Ser (MBIA Insd)                          5.000        08/15/25       1,046,390
      1,500   Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien Ser B                          5.250        07/15/17       1,583,325
      3,000   University of TX Univ Rev Fin Sys Ser A                                      5.250        08/15/20       3,239,910
      2,500   University of TX Univ Rev Fin Sys Ser B                                      5.250        08/15/20       2,699,925
      2,300   University of TX Univ Rev Fin Sys Ser C (Prerefunded @ 08/15/11)             5.375        08/15/19       2,497,915
                                                                                                                   --------------
                                                                                                                     100,388,064
                                                                                                                   --------------

              UTAH    0.2%
      1,000   Salt Lake Cnty, UT College Rev Westminster College Proj                      5.750        10/01/27       1,038,160
         25   Utah St Hsg Fin Agy Single Family Mtg Mezzanine Issue H1 (AMBAC Insd)        6.000        07/01/12          25,530
         65   Utah St Hsg Fin Agy Single Family Mtg Ser B Class 2 (AMT) (FHA/VA Gtd)       6.250        07/01/14          65,501
                                                                                                                   --------------
                                                                                                                       1,129,191
                                                                                                                   --------------

              VERMONT    0.4%
      2,700   University VT & ST Agric College (MBIA Insd)                                 5.000        10/01/40       2,799,360
                                                                                                                   --------------

              VIRGINIA    1.2%
      1,320   Fairfax Cnty, VA Ctf Partn                                                   5.300        04/15/23       1,411,502
      1,100   Tobacco Settlement Fin Corp VA                                               5.500        06/01/26       1,117,160
      5,920   Tobacco Settlement Fin Corp VA                                               5.625        06/01/37       6,022,653
                                                                                                                   --------------
                                                                                                                       8,551,315
                                                                                                                   --------------

              WASHINGTON    4.5%
      2,500   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)                 5.500        07/01/18       2,733,675
      5,360   Energy Northwest WA Elec Rev Proj No 3 Ser B Rfdg (FSA Insd)                 6.000        07/01/16       6,053,370
      2,500   Goat Hill Ppty WA Lease Rev Govt Office Bldg Proj (MBIA Insd)                5.000        12/01/33       2,572,675
      4,400   King Cnty, WA Ser B Rfdg (MBIA Insd)                                         5.250        01/01/34       4,556,816
      1,000   Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                                 5.625        02/01/24       1,060,610
      1,435   Radford Ct Ppty WA Student Hsg Rev (MBIA Insd) (a)                           6.000        06/01/15       1,586,077
      1,585   Radford Ct Ppty WA Student Hsg Rev (MBIA Insd) (a)                           6.000        06/01/16       1,749,190
      1,000   Seattle, WA Muni Lt & Pwr Rev                                                5.625        12/01/18       1,064,610
      1,250   Skagit Cnty, WA Pub Hosp Dist No 001 Skagit Vly Hosp                         5.500        12/01/30       1,282,850
      2,100   Spokane, WA Pub Fac Dist Hotel (MBIA Insd)                                   5.750        12/01/21       2,349,858
      1,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)             5.750        12/01/20       1,124,140
      3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)             5.250        09/01/33       3,168,240

PAR
AMOUNT
(000)         DESCRIPTION                                                                 COUPON        MATURITY       VALUE

      1,350   Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)                                5.750        01/01/15       1,488,753
      1,650   Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA Insd)                                5.500        01/01/12       1,806,932
                                                                                                                   --------------
                                                                                                                      32,597,796
                                                                                                                   --------------

              WEST VIRGINIA    0.5%
      3,750   West Virginia Univ Rev Impt VA Univ Proj Ser C (FGIC Insd)                   5.000        10/01/34       3,898,125
                                                                                                                   --------------

              WISCONSIN    0.7%
      2,345   Appleton, WI Wtrwks Rev Rfdg (FGIC Insd)                                     5.375        01/01/19       2,533,186
        510   Badger Tob Asset Securitization Corp WI                                      6.375        06/01/32         546,623
      2,000   Southeast WI Professional Baseball Pk Dist Sales Tax Rev Ser A Rfdg
              (MBIA Insd)                                                                  5.500        12/15/20       2,303,320
                                                                                                                   --------------
                                                                                                                       5,383,129
                                                                                                                   --------------

              WYOMING    0.3%
      2,000   Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)            5.600        12/01/35       2,034,780
                                                                                                                   --------------

              GUAM    0.8%
      5,800   Guam Pwr Auth Rev Ser A (AMBAC Insd)                                         5.250        10/01/34       6,114,534
                                                                                                                   --------------

              PUERTO RICO    0.8%
      1,110   Puerto Rico Comwlth Aqueduct & Swr Auth Rev Rfdg (Comwlth Gtd)               5.000        07/01/15       1,130,013
      1,000   Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Fin Auth
              Higher Ed Rev                                                                5.375        02/01/19       1,027,380
      3,500   Puerto Rico Pub Bldg Auth Rev Gtd Govt Fac Ser I (Comwlth Gtd)               5.250        07/01/33       3,647,210
                                                                                                                   --------------
                                                                                                                       5,804,603
                                                                                                                   --------------

TOTAL LONG-TERM INVESTMENTS    157.9%
   (Cost $1,094,009,185)                                                                                           1,154,516,668


Total Short-Term Investments    0.3%
   (Cost $2,350,000)                                                                                                   2,350,000
                                                                                                                   --------------

TOTAL INVESTMENTS    158.2%
   (Cost $1,096,359,185)                                                                                           1,156,866,668

OTHER ASSETS IN EXCESS OF LIABILITIES    0.7%                                                                          5,050,843

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (58.9%)                                                       (430,648,775)
                                                                                                                   --------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                    $731,268,736
                                                                                                                   --------------


          Percentages are calculated as a percentage of net assets applicable to common shares.
*         Zero coupon bond
(a)       The Trust owns 100% of the outstanding bond issuance.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

(d)       Securities purchased on a when-issued or delayed delivery basis.

(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.3% of net assets applicable to common shares.


ACA       - American Capital Access
AGL       - Assured Guaranty Ltd.
AMBAC     - AMBAC Indemnity Corp.
AMT       - Alternative Minimum Tax
COMWLTH   - Commonwealth of Puerto Rico
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Administration
FHA/VA    - Federal Housing Administration/Department of Veterans Affairs
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
MBIA      - Municipal Bond Investors Assurance Corp.
PSF       - Public School Fund
RADIAN    - Radian Asset Assurance
XLCA      - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2006:

SHORT CONTRACTS:                                                   Unrealized
                                                                  Appreciation/
                                                     Contracts    Depreciation

       U.S. Treasury Notes 5-Year Futures
       March 06 (Current Notional Value $105,734
       per contract)                                   2,146        $779,597
                                                     ---------    -------------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Municipals

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006